Mortgage-Backed Securities	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Mortgage-Backed Securities

NOTE 2. MORTGAGE-BACKED SECURITIES

The following table presents the Company’s RMBS portfolio as of December 31, 2013 and 2012:

(in thousands)
	2013	2012
Pass-Through RMBS Certificates:
Hybrid Adjustable-rate Mortgages	$76,118	$59,485
Adjustable-rate Mortgages	5,334	6,531
Fixed-rate Mortgages	245,523	43,589

Total Pass-Through Certificates	326,975	109,605

Structured RMBS Certificates:
Interest-Only Securities	19,206	2,884
Inverse Interest-Only Securities	5,042	2,891

Total Structured RMBS Certificates	24,248	5,775

Total	$351,223	$115,380

The following table summarizes the Company’s RMBS portfolio as of December 31, 2013 and 2012, according to the contractual maturities of the securities in the portfolio. Actual maturities of RMBS investments are generally shorter than stated contractual maturities and are affected by the contractual lives of the underlying mortgages, periodic payments of principal, and prepayments of principal.

(in thousands)
	2013	2012
Greater than five years and less than ten years	$1,521	$12,980
Greater than or equal to ten years	349,702	102,400

Total	$351,223	$115,380